Business Combinations	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [abstract]
Business Combinations	Business Combinations Acquisitions during the Years ended March 31, 2024, 2025, and 2026 There was no material business combination during the years ended March 31, 2024, 2025, and 2026.